STOCK BASED COMPENSATION (Q2) (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 25, 2024	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock Based Compensations [Abstract]
Number of shares issued under share-based payment arrangement (in shares)				0	0
Aggregate principal amount		$ 98,258,000	$ 98,258,000	$ 40,700,000
Vendor Convertible Notes [Member]
Stock Based Compensations [Abstract]
Aggregate principal amount		$ 7,500,000	$ 7,500,000
Maturity date		Mar. 31, 2027
Interest rate		0.00%	0.00%
Convertible notes converted into shares of common stock (in shares)			10
Vendor Convertible Notes [Member] | Research and Development Expense [Member]
Stock Based Compensations [Abstract]
Share based compensation expense			$ 30,142,500
Executive Promissory Notes [Member]
Stock Based Compensations [Abstract]
Aggregate principal amount		$ 10,900,000	$ 10,900,000
Maturity date		Sep. 30, 2024
Interest rate		0.00%	0.00%
Debt instrument, convertible, conversion price (in dollars per share)		$ 10	$ 10
Convertible notes converted into shares of common stock (in shares)	1,090,000
Executive Promissory Notes [Member] | General and Administration Expense [Member]
Stock Based Compensations [Abstract]
Share based compensation expense			$ 54,445,500
2024 Equity Incentive Plan [Member] | Digital World Acquisition Corp [Member]
Stock Based Compensations [Abstract]
Common stock, available for issuance (in shares)		13,252,544	13,252,544
Number of shares issued under share-based payment arrangement (in shares)			0